Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading securities:
Aggregate fair value	$ 57,739,558	$ 39,310,595
Cost	55,643,579	39,075,261
Unrealized gain in profit and loss	2,095,979	235,334
Net realized gain on short-term investments	7,873,987	2,505,696	$ 603,078
Unrealized gain on short-term investments	2,095,979	235,334	$ 49,443
Debt securities [Member]
Trading securities:
Aggregate fair value	888,067	20,601,816
Cost	784,946	20,599,683
Unrealized gain in profit and loss	103,121	2,133
REITs [Member]
Trading securities:
Aggregate fair value	21,239,128	15,612,864
Cost	20,044,583	15,266,447
Unrealized gain in profit and loss	1,194,545	346,417
Money market instruments [Member]
Trading securities:
Aggregate fair value	26,577,133	866,630
Cost	26,574,990	864,927
Unrealized gain in profit and loss	2,143	1,703
Equity securities [Member]
Trading securities:
Aggregate fair value	9,035,230	2,229,285
Cost	8,239,060	2,344,204
Unrealized gain in profit and loss	$ 796,170	$ (114,919)